Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Cost [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	RM 283,728		RM 66,444
Additions	97,550		217,284
Ending balance	381,278	$ 85,308	283,728
Ending balance (in Dollars)	381,278		283,728
Cost [Member] | Computer and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	157,787		32,109
Additions	23,000		125,678
Ending balance	180,787	40,450	157,787
Ending balance (in Dollars)	180,787		157,787
Cost [Member] | Furniture and fittings [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	9,631		5,025
Additions			4,606
Ending balance	9,631	2,155	9,631
Ending balance (in Dollars)	9,631		9,631
Cost [Member] | Fire system [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	29,310		29,310
Additions
Ending balance	29,310	6,558	29,310
Ending balance (in Dollars)	29,310		29,310
Cost [Member] | Motor vehicle [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	87,000
Additions			87,000
Ending balance	87,000	19,465	87,000
Ending balance (in Dollars)	87,000		87,000
Cost [Member] | Renovation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance
Additions	74,550
Ending balance	74,550	16,680
Ending balance (in Dollars)	74,550
Accumulated depreciation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	66,845		19,790
Charge for the year	89,117		47,055
Ending balance	155,962	34,895	66,845
Ending balance (in Dollars)	155,962		66,845
Accumulated depreciation [Member] | Computer and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	46,727		16,664
Charge for the year	51,518		30,063
Ending balance	98,245	21,981	46,727
Ending balance (in Dollars)	98,245		46,727
Accumulated depreciation [Member] | Furniture and fittings [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	5,068		2,638
Charge for the year	1,912		2,430
Ending balance	6,980	1,562	5,068
Ending balance (in Dollars)	6,980		5,068
Accumulated depreciation [Member] | Fire system [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	6,350		488
Charge for the year	5,862		5,862
Ending balance	12,212	2,732	6,350
Ending balance (in Dollars)	12,212		6,350
Accumulated depreciation [Member] | Motor vehicle [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	8,700
Charge for the year	17,400		8,700
Ending balance	26,100	5,840	8,700
Ending balance (in Dollars)	26,100		8,700
Accumulated depreciation [Member] | Renovation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance
Charge for the year	12,425
Ending balance	12,425	2,780
Ending balance (in Dollars)	12,425
Carrying Values [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	216,883		46,654
Ending balance	225,316	50,413	216,883
Ending balance (in Dollars)	225,316		216,883
Carrying Values [Member] | Computer and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	111,060		15,445
Ending balance	82,542	18,469	111,060
Ending balance (in Dollars)	82,542		111,060
Carrying Values [Member] | Furniture and fittings [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	4,563		2,387
Ending balance	2,651	593	4,563
Ending balance (in Dollars)	2,651		4,563
Carrying Values [Member] | Fire system [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	22,960		28,822
Ending balance	17,098	3,826	22,960
Ending balance (in Dollars)	17,098		22,960
Carrying Values [Member] | Motor vehicle [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	78,300
Ending balance	60,900	13,625	78,300
Ending balance (in Dollars)	60,900		78,300
Carrying Values [Member] | Renovation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance
Ending balance	62,125	$ 13,900
Ending balance (in Dollars)	RM 62,125